Consolidated Statements of Income and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 43,084,397	$ 40,532,595	$ 46,814,536
Cost of revenues	32,405,887	27,476,070	32,082,693
Gross Profit	10,678,510	13,056,525	14,731,843
Operating expenses
Selling expenses	790,191	690,024	857,115
General and administrative expenses	4,653,294	3,622,959	4,723,387
Research and development expenses	627,577	136,625	1,084,867
Total operating expenses	6,071,062	4,449,608	6,665,369
Income from operations	4,607,448	8,606,917	8,066,474
Other income (expenses)
Interest income	18,750	588	82,579
Interest expense	(551,545)	(470,656)	(410,471)
Government subsidy income	0	52,597	326,018
Other income, net	436,163	98,994	1,088,334
Total other income (expenses)	(96,632)	(318,477)	1,086,460
Income before income taxes	4,510,816	8,288,440	9,152,934
Provision for income taxes	1,528,003	1,367,270	2,115,915
Net income from continuing operations	2,982,813	6,921,170	7,037,019
Discontinued operation:
Net income (loss) from discontinued operations, net of tax	30,318	(2,313,477)	1,889,734
Net income	3,013,131	4,607,693	8,926,753
Less: Net loss (income) attributable to the noncontrolling interest from continuing operations	754,084	(308,442)	(487,928)
Net income attributable to common stockholders of Tantech Holding Inc.	3,767,215	4,299,251	8,438,825
Net income	3,013,131	4,607,693	8,926,753
Other comprehensive income:
Foreign currency translation income (losses)	4,341,324	(5,448,209)	(3,977,179)
Comprehensive gain (loss)	7,354,455	(840,516)	4,949,574
Less: Comprehensive loss attributable to noncontrolling interest	784,186	(70,029)	(289,069)
Comprehensive income (loss) attributable to common stockholders of Tantech Holding Inc.	$ 8,138,641	$ (910,545)	$ 4,660,505
Earnings Per share -Basic and Diluted, Continuing operations	$ 0.15	$ 0.19	$ 0.40
Earnings Per share -Basic and Diluted, Discontinuing operations	$ 0.00	$ (0.10)	$ 0.09
Weighted Average Shares Outstanding - Basic and diluted, Continuing operations and discontinued operations	25,971,912	23,019,185	21,240,548